Segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of reconciliation between IFRS and underlying income, expenses and net result

Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
12 month period	2023					2022					2021
in EUR million	Income	Expenses	Taxation	Non- controlling interests	Net result [1]	Income	Expenses	Taxation	Non- controlling interests	Net result[1]	Income	Expenses	Taxation	Non- controlling interests	Net result[1]
Net result IFRS-IASB attributable to equity holder of the parent	18,121	12,084	1,662	235	4,140	30,418	13,060	5,130	102	12,126	20,093	11,708	2,306	128	5,951

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	4,455		1,308		3,147	-11,856		-3,405		-8,451	-1,603		-429		-1,174
Result IFRS-EU [2]	22,575	12,084	2,970	235	7,287	18,561	13,060	1,725	102	3,674	18,490	11,708	1,877	128	4,776
1Net result, after tax and non-controlling interests.
2ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.

Schedule of ING Group total	The following table specifies the segments by line of business and main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments by line of business	Main source of income
Retail Netherlands (Market Leaders)
Income from retail and private banking activities in the Netherlands, including the Business Banking segments. The main products offered are current and savings accounts, business lending, mortgages and other consumer lending.

Retail Belgium (Market Leaders)	Income from retail and private banking activities in Belgium and Luxembourg, including the Business Banking segments. The main products offered are similar to those in the Netherlands.
Retail Germany (Challengers and Growth Markets)	Income from retail and private banking activities in Germany, including the Business Banking segments. The main products offered are similar to those in the Netherlands.
Retail Other (Challengers and Growth Markets)	Income from retail banking activities in the rest of the world, including the Business Banking segments in specific geographies. The main products offered are similar to those in the Netherlands.
Wholesale Banking	Income from wholesale banking activities. The main products are: lending, payments & cash management, working capital solutions, trade finance, financial markets, corporate finance and treasury.

Specification of geographical split of the segments
Geographical split of the segments	Main countries
The Netherlands
Belgium	Including Luxembourg
Germany [1,4]
Other Challengers [1,2,4]	Australia, Italy, Spain and Portugal
Growth Markets [2,3,4]	Poland, Romania and Türkiye
Wholesale Banking Rest of World [4]	UK, Ireland & Middle East, Americas, Asia and other countries in Europe
Other [3]	Corporate Line
1 Retail Banking Austria (included in Germany) and Retail Banking Czech Republic (included in Other Challengers) up to and including
  2021, after which ING left the retail markets.
2 In 2022, ING discontinued its retail activities in France and the Philippines.
3 In 2023, there was a change in the governance over the Asian stakes, which resulted in their transfer from Retail Banking Growth
    Markets to Other (Corporate Line). Comparatives have been adjusted.
4 As from 2023, Wholesale Banking in France as well as Wholesale Banking in the Philippines are recorded in Wholesale Banking Rest of
  World. Previously these financials were reported in Other Challengers and Growth Markets respectively. Comparatives have been adjusted. As from 2022, Wholesale Banking Austria as well as Wholesale Banking Czech Republic are recorded in Wholesale Banking
    Rest of World. Previously these financials were reported in Germany and Other Challengers respectively.

ING Group Total
12 month period	2023			2022			2021
	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group
Income
– Net interest income	15,809	166	15,976	13,745	11	13,756	13,615		13,615
– Net fee and commission income	3,586	9	3,595	3,586		3,586	3,517		3,517
– Total investment and other income	3,006	-1	3,005	1,215	4	1,219	1,354	5	1,359
Total income	22,401	174	22,575	18,546	16	18,561	18,485	5	18,490

Expenditure
– Operating expenses	11,563	1	11,564	11,193	6	11,199	11,195	-3	11,192
– Addition to loan loss provisions	520		520	1,861		1,861	516		516
Total expenses	12,083	1	12,084	13,053	6	13,060	11,711	-3	11,708

Result before taxation	10,318	173	10,492	5,493	9	5,502	6,774	8	6,782
Taxation	2,926	44	2,970	1,723	2	1,725	1,876	1	1,877
Non-controlling interests	235		235	102		102	128		128
Net result IFRS-EU	7,157	129	7,287	3,667	7	3,674	4,770	7	4,776
Adjustment of the EU 'IAS 39 carve out'	-3,147		-3,147	8,451		8,451	1,174		1,174
Net result IFRS-IASB	4,010	129	4,140	12,119	7	12,126	5,944	7	5,951

Summary of segments banking by line of business

Segments by line of business
12 month period	2023							2022							2021
in EUR million	Retail Nether- lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Nether- lands	Retail Belgium	Retail Germany	Retail Other [1,2]	Wholesale Banking	Corporate Line [1]	Total	Retail Nether- lands	Retail Belgium	Retail Germany [3]	Retail Other [1,2,3]	Wholesale Banking	Corporate Line [1]	Total
Income
– Net interest income	3,096	2,063	2,862	3,437	4,028	489	15,976	2,888	1,668	1,666	2,725	4,260	550	13,756	3,290	1,747	1,447	2,709	4,151	270	13,615
– Net fee and commission income	959	502	357	519	1,259	-1	3,595	892	511	437	535	1,217	-6	3,586	771	519	497	530	1,197	3	3,517
– Total investment and other income	945	117	-67	277	1,771	-38	3,005	417	-32	69	377	849	-460	1,219	201	209	65	202	568	114	1,359
Total income	5,001	2,683	3,152	4,233	7,057	450	22,575	4,196	2,147	2,172	3,637	6,325	84	18,561	4,262	2,475	2,009	3,441	5,916	387	18,490

Expenditure
– Operating expenses	2,135	1,852	1,243	2,479	3,313	542	11,564	2,115	1,786	1,140	2,509	3,114	535	11,199	2,403	1,667	1,174	2,442	2,926	580	11,192
– Addition to loan loss provisions	5	169	119	313	-92	5	520	67	139	131	302	1,220	2	1,861	-76	225	49	202	117		516
Total expenses	2,140	2,022	1,362	2,792	3,222	547	12,084	2,182	1,924	1,271	2,812	4,334	537	13,060	2,326	1,892	1,223	2,644	3,042	580	11,708

Result before taxation	2,861	661	1,790	1,441	3,836	-97	10,492	2,014	223	901	825	1,991	-453	5,502	1,936	583	786	797	2,874	-193	6,782
Taxation	740	182	631	359	900	158	2,970	540	72	202	254	581	76	1,725	499	146	252	209	703	68	1,877
Non-controlling interests	0	0	0	174	61	0	235	0	0	3	47	52	1	102	0	0	4	98	26	0	128
Net result IFRS-EU	2,121	479	1,159	908	2,875	-255	7,287	1,474	151	696	525	1,358	-530	3,674	1,437	437	529	490	2,144	-261	4,776
Adjustment of the EU 'IAS 39 carve out'					-3,147		-3,147					8,451		8,451					1,174		1,174
Net result IFRS-IASB	2,121	479	1,159	908	-272	-255	4,140	1,474	151	696	525	9,810	-530	12,126	1,437	437	529	490	3,318	-261	5,951
1 In 2023, there was a change in the governance over the Asian stakes, which resulted in their transfer from Retail Other to Corporate Line. Historical figures have been adjusted.
2 In 2022, ING discontinued its retail activities in France and the Philippines.
3 In 2021, ING exited from the retail banking markets in Austria and the Czech Republic.

Summary of geographical segments banking

Geographical split of the segments
12 month period	2023								2022								2021
in EUR million	Nether- lands	Belgium	Ger- many	Other Challen gers	Growth markets	Wholesale Banking Rest of World	Other	Total	Nether- lands	Belgium	Ger- many	Other Challen gers [1,3]	Growth markets [1,2,3]	Wholesale Banking Rest of World [1]	Other [2]	Total	Nether- lands	Belgium	Ger- many [4]	Other Challen gers [1,3,4]	Growth markets [1,2,3]	Wholesale Banking Rest of World [1]	Other [2]	Total
– Net interest income	3,773	2,712	3,375	2,121	1,961	1,548	486	15,976	3,782	2,065	2,126	1,842	1,462	1,933	546	13,756	4,068	2,109	1,938	1,679	1,528	2,021	271	13,615
– Net fee and commission income	1,239	715	400	285	384	573	-1	3,595	1,171	714	494	290	375	548	-6	3,586	1,070	717	523	300	351	553	3	3,517
– Total investment and other income	1,627	145	-81	21	487	829	-25	3,005	577	-14	94	182	386	449	-455	1,219	314	265	118	64	289	196	113	1,359
Total income	6,639	3,573	3,694	2,427	2,833	2,950	460	22,575	5,531	2,765	2,714	2,314	2,223	2,930	84	18,561	5,452	3,092	2,578	2,043	2,168	2,770	387	18,490

Expenditure
– Operating expenses	3,065	2,195	1,437	1,320	1,495	1,509	544	11,564	3,001	2,120	1,318	1,380	1,426	1,418	536	11,199	3,279	1,960	1,339	1,449	1,254	1,332	580	11,192
– Addition to loan loss provisions	-111	139	35	166	189	96	5	520	181	230	460	140	230	618	2	1,861	28	184	118	84	110	-8		516
Total expenses	2,954	2,334	1,472	1,486	1,683	1,605	549	12,084	3,182	2,350	1,778	1,519	1,657	2,036	538	13,060	3,307	2,143	1,457	1,533	1,363	1,324	580	11,708

Result before taxation	3,685	1,239	2,222	941	1,149	1,345	-89	10,492	2,349	415	936	795	567	894	-454	5,502	2,145	948	1,121	511	804	1,446	-193	6,782
Retail Banking	2,861	661	1,790	649	792			6,753	2,014	223	901	547	278			3,964	1,936	583	786	206	590			4,101
Wholesale Banking	824	577	432	292	357	1,345	8	3,836	335	192	34	248	288	894		1,991	209	365	336	304	214	1,446		2,874
Corporate Line							-97	-97							-453	-453							-193	-193
Result before taxation	3,685	1,239	2,222	941	1,149	1,345	-89	10,492	2,349	415	936	795	567	894	-454	5,502	2,145	948	1,121	511	804	1,446	-193	6,782
Taxation	909	349	723	282	225	335	148	2,970	658	114	297	258	153	186	60	1,725	556	240	358	156	174	326	67	1,877
Non-controlling interests					234			235			3		98		1	102			4		124			128
Net result IFRS-EU	2,776	889	1,499	659	690	1,011	-237	7,287	1,691	301	636	537	316	708	-515	3,674	1,589	708	759	355	506	1,120	-260	4,776
Adjustment of the EU 'IAS 39 carve out'	-277	-1,012	-1,825	-9		-23		-3,147	2,818	1,570	3,911	15		137		8,451	723	47	390			14		1,174
Net result IFRS-IASB	2,499	-123	-326	649	690	988	-237	4,140	4,510	1,871	4,547	552	316	845	-515	12,126	2,312	755	1,149	355	506	1,134	-260	5,951
1As from 2023, Wholesale Banking in France as well as Wholesale Banking in the Philippines are recorded in Wholesale Banking Rest of World. Previously the financials of Wholesale Banking in France and Wholesale Banking in the Philippines were reported in Other Challengers and Growth Markets respectively. Historical figures have been adjusted.
2In 2023, there was a change in the governance over the Asian stakes, which resulted in their transfer form Growth Markets to Other (Corporate Line). Historical figures have been adjusted.
3In 2022, ING discontinued its retail activities in France and the Philippines.
44 In 2021, ING exited from the retail banking markets in Austria (included in Germany) and the Czech Republic (included in Other Challengers).